INTANGIBLE ASSETS, NET (Amortization Disclosures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	$ 21	$ 1,015	$ 772
Estimated amortization expense:
2018	21
2019	21
Amortized cost	$ 42	$ 63